NET LOSS PER SHARE	12 Months Ended
Dec. 31, 2022
NET LOSS PER SHARE
NET LOSS PER SHARE

13. NET LOSS PER SHARE

Basic and diluted net loss per share for the years ended December 31, 2020, 2021 and 2022 are calculated as follows:

	For the years ended
	December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
				(Note 2)
Numerator:
Net loss attributable to Gracell Biotechnologies Inc.’s shareholders	(211,900)	(451,754)	(607,509)	(88,080)
Accretion of convertible redeemable preferred shares to redemption value	(62,733)	(1,989)	—	—
Net loss attributable to Gracell Biotechnologies Inc.’s ordinary shareholders	(274,633)	(453,743)	(607,509)	(88,080)
Denominator:
Weighted-average number of ordinary shares outstanding—basic and diluted	99,044,776	328,866,599	338,342,051	338,342,051
Net loss per share attributable to Gracell Biotechnologies Inc.’s ordinary shareholders—basic and diluted	(2.77)	(1.38)	(1.80)	(0.26)

For the year ended December 31, 2020, assumed conversion of the Preferred Shares has not been reflected in the dilutive calculations pursuant to ASC 260, “Earnings Per Share,” due to the anti-dilutive effect.

For the year ended December 31, 2020, the Company also has certain share options, which cannot be exercised until the Company completes IPO, that are not included in the computation of diluted losses per shares as such contingent event had not taken place.

The potentially dilutive securities that have not been included in the calculation of diluted net loss per share as their inclusion would be anti-dilutive are as follows:

	For the years ended December 31,
	2020	2021	2022
	shares	shares	shares
Convertible redeemable preferred shares	110,230,842	—	—
Share options and RSUs	—	930,498	2,851,075